Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid in capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings (deficit)	Equity attributable to the Company	Non-controlling interest
Balance at the beginning of year (in shares) at Dec. 31, 2016	169,809,324
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program (in shares)	0
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2017	169,809,324
Balance at beginning of year at Dec. 31, 2016		$ 169,809	$ 195,304	$ 1,099,680	$ 739	$ 34,069		$ 168
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program		0	0
Shares issued as consideration for Trafigura acquisition		0	0
Stock compensation expense			2,095
Adjustment on repurchase of non-controlling interest			0
Cash dividends				(9,304)		(41,711)
Other comprehensive income	$ 1,488				1,488
Change in accounting policy: Marketable securities					0	0
Net income (loss)	(264,322)					(264,861)		539
Change in accounting policy: ASC 606/340						0
Adjustment on repurchase of non-controlling interest								0
Dividend paid to non-controlling interest								(386)
Balance at the end of year at Dec. 31, 2017	$ 1,187,629	169,809	197,399	1,090,376	2,227	(272,503)	$ 1,187,308	321
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program (in shares)	11,868
Share issued as consideration for Trafigura acquisition (in shares)	0
Balance at the end of year (in shares) at Dec. 31, 2018	169,821,192
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program		12	73
Shares issued as consideration for Trafigura acquisition		0	0
Stock compensation expense			1,025
Adjustment on repurchase of non-controlling interest			0
Cash dividends				0		0
Other comprehensive income	$ 893				893
Change in accounting policy: Marketable securities					(2,896)	2,896
Net income (loss)	(8,398)					(8,880)		482
Change in accounting policy: ASC 606/340						(16,631)
Adjustment on repurchase of non-controlling interest								0
Dividend paid to non-controlling interest								(386)
Balance at the end of year at Dec. 31, 2018	$ 1,164,217	169,821	198,497	1,090,376	224	(295,118)	1,163,800	417
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program (in shares)	11,037,273
Share issued as consideration for Trafigura acquisition (in shares)	16,035,856
Balance at the end of year (in shares) at Dec. 31, 2019	196,894,321
Increase (decrease) in Equity [Roll Forward]
Shares issued under ATM program		11,037	87,378
Shares issued as consideration for Trafigura acquisition	$ 127,000	16,036	110,967
Stock compensation expense			438
Adjustment on repurchase of non-controlling interest			(70)
Cash dividends				(19,688)		0
Other comprehensive income	106				106
Change in accounting policy: Marketable securities					0	0
Net income (loss)	139,986					139,972		14
Change in accounting policy: ASC 606/340						0
Adjustment on repurchase of non-controlling interest								(199)
Dividend paid to non-controlling interest								0
Balance at the end of year at Dec. 31, 2019	$ 1,510,208	$ 196,894	$ 397,210	$ 1,070,688	$ 330	$ (155,146)	$ 1,509,976	$ 232